Trade Receivables and Other - Summary of Trade Receivables and Other (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of trade and other receivables [line items]
Non-current trade receivables	€ 0	€ 0
Income tax receivables	27	28
Other taxes	0	0
Contract assets	30	28
Prepaid expenses		1
Other	10	7
Total Other receivables	67	64
Total Trade receivables and Other	67	64
Current trade receivables	521	481
Income tax receivables	44	43
Other taxes	26	33
Contract assets	1	2
Prepaid expenses	16	12
Other	22	16
Total Other receivables	109	106
Total Trade receivables and Other	630	587
Gross value [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0	0
Current trade receivables	523	483
Impairment [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0	0
Current trade receivables	€ (2)	€ (2)